Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessors Assets and Liabilities

Leases (in thousands)	Balance Sheet Classification	As of September 30, 2019
Assets
Operating lease assets	Operating right-of-use assets	$24,133
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$2,282
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$24,407
Total lease liabilities		$26,689

Lease Cost

Lease cost (in thousands)	Statement of Operations Classification	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
Operating lease cost	Operating expenses: research and development	$841	$2,354
Variable lease cost	Operating expenses: research and development	344	920

Operating lease cost	Operating expenses: general and administrative	262	893
Variable lease cost	Operating expenses: general and administrative	23	187

Short term lease costs		58	181
Total lease cost		$1,528	$4,535

Other information (in thousands)	September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,372
Right-of-use assets obtained in exchange for new operating lease liabilities	25,964
Weighted-average remaining lease term — operating leases	9.4 years
Weighted-average discount rate — operating leases	7.0%

Lease Maturity Schedule
Future fixed payments for non-cancelable operating leases in effect as of September 30, 2019, are payable as follows:

Maturity of lease liabilities for the years ending December 31,	Operating Leases
(in thousands)
2019 (for the remaining three months of the year ending December 31, 2019)	$951
2020	3,966
2021	4,708
2022	4,135
2023	4,041
Thereafter	19,285
Total lease payments	37,086
Less: imputed interest	(10,411)
Less: foreign exchange (gain)/loss	14
Present value of lease liabilities	$26,689

Schedule of Future Minimum Lease Payments Before Adoption
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 prior to the adoption of ASC 842 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
2024 and thereafter	1,121
Total	$10,151